Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities
Net loss	$ (193,465)	$ (265,617)	$ (376,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash terminal use agreement maintenance expense	160	16,763	24,461
Depreciation and amortization expense	83,238	2,479	967
Amortization of debt issuance costs, deferred commitment fees and premium	11,711	2,100	0
Loss on early extinguishment of debt	52,180	96,273	114,335
Total (gains) losses on derivatives, net	(36,380)	7,377	118,199
Net cash used for settlement of derivative instruments	(6,705)	(41,756)	(22,093)
Other	432	0	0
Changes in operating assets and liabilities:
Accounts and other receivables	(89,820)	15	(22)
Accounts receivable—affiliate	(98,590)	350	(1,584)
Advances to affiliate	722	(4,342)	(14,539)
Inventory	(60,045)	(3,565)	(22,963)
Accounts payable and accrued liabilities	179,295	(4,967)	9,234
Due to affiliates	954	6,347	(2,373)
Deferred revenue	45,921	0	0
Other, net	(10,219)	(975)	(2,622)
Other—affiliate	(9,052)	(17,713)	0
Net cash used in operating activities	(129,663)	(207,231)	(175,853)
Cash flows from investing activities
Property, plant and equipment, net	(2,305,737)	(2,861,000)	(2,548,855)
Other	(32,127)	(62,034)	(38,710)
Net cash used in investing activities	(2,337,864)	(2,923,034)	(2,587,565)
Cash flows from financing activities
Proceeds from issuances of debt	5,442,500	2,860,000	2,584,500
Repayments of debt	(2,765,000)	0	(177,000)
Debt issuance and deferred financing costs	(42,106)	(168,635)	(102,687)
Debt extinguishment costs	(424)	0	0
Capital contributions from Cheniere Partners	1,250	15,297	11,734
Net cash provided by financing activities	2,636,220	2,706,662	2,316,547
Net increase (decrease) in cash, cash equivalents and restricted cash	168,693	(423,603)	(446,871)
Cash, cash equivalents and restricted cash—beginning of period	189,260	612,863	1,059,734
Cash, cash equivalents and restricted cash—end of period	357,953	189,260	612,863
Balances per Balance Sheets:
Cash and cash equivalents	0	0	0
Restricted cash	357,953	189,260	155,810
Non-current restricted cash	0	0	457,053
Total cash, cash equivalents and restricted cash	$ 357,953	$ 189,260	$ 612,863